Net Income (Loss) Per Share (Details) - Schedule of basic and diluted net income (loss) per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income (loss) attributable to common stockholders, basic (in Dollars)	$ (17,029)	$ (23,507)	$ 17,760	$ (43,016)
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders, basic	50,998,941	27,211,309	40,475,200	27,157,425
Add: Weighted average dilutive effect of stock options, RSUs and warrants			10,299,972
Weighted average shares outstanding – diluted	50,998,941	27,211,309	50,775,172	27,157,425
Net income (loss) per share attributable to common stockholders, basic (in Dollars per share)	$ (0.33)	$ (0.86)	$ 0.44	$ (1.58)
Net income (loss) per share attributable to common stockholders, diluted (in Dollars per share)	$ (0.33)	$ (0.86)	$ 0.35	$ (1.58)